Equity in Net Earnings of Affiliates - Narrative (Details) - USD ($) $ in Thousands, shares in Millions	1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2012
Investments in and Advances to Affiliates [Line Items]
Gain on loss of control recognized upon deconsolidation		$ (12,184)	$ 0
Golar Partners
Investments in and Advances to Affiliates [Line Items]
Amortization of basis difference		25,600	25,700
Gain on loss of control recognized upon deconsolidation				$ 854,000
Number of common units disposed of (in shares)	7.2
Net gain on disposal of investments in Golar Partners	$ 32,600	$ 0	$ 32,580